Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

16. Commitments and Contingencies

Commitments

As of June 30, 2025 and December 31, 2024, the Group had neither significant financial nor capital commitment.

Contingencies

As of June 30, 2025 and December 31, 2024, the Group was not a party to any legal or administrative proceedings. The Group further concludes that there were no legal or regulatory proceedings, either individually or in the aggregate, that could have resulted in an unfavorable outcome with a material adverse effect on the Group’s results of operations, unaudited condensed consolidated financial condition, or cash flows.